                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:          /  /       (a)
                  or fiscal year ending:  12/31/2005    (b)

Is this a transition report? (Y/N):                  N
                                                    ---
                                                    Y/N

Is this an amendment to a previous filing? (Y/N):    N
                                                    ---
                                                    Y/N

Those items or sub-items with a box [/] after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

   B. File Number:       811-02143

   C. Telephone Number: (617) 663-3812

2. A.  Street:           200 Clarendon Street P.O. Box 111

   B.  City:  Boston C. State: Massachusetts  D. Zip Code: 02117 Zip Ext. 0111

   E. Foreign Country:                                 Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)------------   N
                                                                           ---
                                                                           Y/N

4. Is this the last filing on this form by Registrant? (Y/N)-------------   N
                                                                           ---
                                                                           Y/N

5. Is Registrant a small business investment company (SBIC)? (Y/N)-------   N
   [If answer is "Y" (Yes), complete only items 89 through 110.]           ---
                                                                           Y/N

6. Is Registrant a unit investment trust (UIT)? (Y/N)--------------------   Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]          ---
                                                                           Y/N

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   For period ending  12/31/2005
   File number 811-   02143

111. A. [/]  Depositor Name: ________________________________________

     B. [/]  File Number (if any): __________________________________

     C. [/]  City: __________ State: ________ Zip Code: _____ Zip Ext: _____

     D. [/]  Foreign Country: ______________ Foreign Postal Code: __________

111. A. [/]  Depositor Name: ________________________________________

     B. [/]  File Number (if any): __________________________________

     C. [/]  City: __________ State: ________ Zip Code: _____ Zip Ext: _____

     D. [/]  Foreign Country: ______________ Foreign Postal Code: __________

112. A. [/]  Sponsor Name: ___________________________________________

     B. [/]  File Number (if any): ___________________________________

     C. [/]  City: __________ State: ________ Zip Code: _____ Zip Ext: _____

     D. [/]  Foreign Country: ______________ Foreign Postal Code: __________

112. A. [/]  Sponsor Name: ___________________________________________

     B. [/]  File Number (if any): ___________________________________

     C. [/]  City: __________ State: ________ Zip Code: _____ Zip Ext: _____

     D. [/]  Foreign Country: ______________ Foreign Postal Code: __________

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   For period ending  12/31/2005
   File number 811-   02143

113. A. [/]  Trustee Name: ____________________________________________

     B. [/]  City: __________ State: _________ Zip Code: _____ Zip Ext: ____

     C. [/]  Foreign Country: ______________ Foreign Postal Code: __________

113. A. [/]  Trustee Name: ____________________________________________

     B. [/]  City: __________ State: _________ Zip Code: _____ Zip Ext: ____

     C. [/]  Foreign Country: ______________ Foreign Postal Code: __________

114. A. [/]  Principal Underwriter Name: ______________________________

     B. [/]  File Number (if any): ____________________________________

     C. [/]  City: __________ State: ________ Zip Code: _____ Zip Ext: _____

     D. [/]  Foreign Country: ______________ Foreign Postal Code: __________

114. A. [/]  Principal Underwriter Name: _______________________________

     B. [/]  File Number (if any): _____________________________________

     C. [/]  City: __________ State: ________ Zip Code: _____ Zip Ext: _____

     D. [/]  Foreign Country: ______________ Foreign Postal Code: __________

115. A. [/]  Independent Public Accountant Name: ___________________________

     B. [/]  City: __________ State: ________ Zip Code: _____ Zip Ext: _____

     C. [/]  Foreign Country: ______________ Foreign Postal Code: __________

115. A. [/]  Independent Public Accountant Name: _______________________

     B. [/]  City: __________ State: ________ Zip Code: _____ Zip Ext: _____

     C. [/]  Foreign Country: ______________ Foreign Postal Code: __________

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   For period ending  12/31/2005
   File number 811-   02143

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment
             companies? (Y/N) -------------------------------             ______
                                                                           Y/N

     B. [/] Identify the family in 10 letters: MANULIFEIS

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company?
            (Y/N) -------------------------                                _____
                                                                            Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B. [/] Variable annuity contracts? (Y/N) ------------------          _____
                                                                           Y/N

     C. [/] Schedule premium variable life contracts? (Y/N) -------       _____
                                                                           Y/N

     D. [/] Flexible premium variable life contracts? (Y/N) -------       _____
                                                                           Y/N

     E. [/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N) -----------------------------   _____
                                                                           Y/N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities
             Act of 1933 ------------------------                           1
                                                                          _____

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
             effective during the period ---------------------------      _____

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
             ($000's omitted) --------------------------                  $
                                                                          _____

121. [/] State the number of series for which a current
             prospectus was in existence at the end of the
             period ----------------------------------------------         1
                                                                         _____

122. [/] State the number of existing series for which
             additional units were registered under the Securities
             Act of 1933 during the current period -----------------      _____

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   For period ending  12/31/2005
   File number 811-   02143

123. [/] State the total value of the additional units considered
         in answering item 122 ($000's omitted) ------------------      $
                                                                         _____

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series
         during the current period (the value of these units
         is to be measured on the date they were placed in the
         subsequent series) ($000's omitted) ------------------          _____

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
         all series of Registrant ($000's omitted) -------------       $
                                                                         _____

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
        Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
        subsequent series). ($000's omitted) ------------------------   $   0
                                                                          _____

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                    Number of                        Total Income
                                                                     Series       Total Assets      Distributions
                                                                    Investing   ($000's omitted)   ($000's omitted)
                                                                    ---------   ----------------   ----------------
A  U.S. Treasury direct issue------------------------------------               $                  $
                                                                    ---------   ----------------   ----------------
B  U.S. Government agency----------------------------------------               $                  $
                                                                    ---------   ----------------   ----------------
C  State and municipal tax-free----------------------------------               $                  $
                                                                    ---------   ----------------   ----------------
D  Public utility debt-------------------------------------------               $                  $
                                                                    ---------   ----------------   ----------------
E  Broker or dealers debt or debt of brokers' or dealers'
   parent--------------------------------------------------------               $                  $
                                                                    ---------   ----------------   ----------------
F  All other corporate intermed. & long-term debt----------------               $                  $
                                                                    ---------   ----------------   ----------------
G  All other corporate short-term debt---------------------------               $                  $
                                                                    ---------   ----------------   ----------------
H  Equity securities or brokers or dealers or parents of brokers
   or dealers----------------------------------------------------               $                  $
                                                                    ---------   ----------------   ----------------
I  Investment company equity securities--------------------------               $                  $
                                                                    ---------   ----------------   ----------------
J  All other equity securities-----------------------------------       1       $        854,341   $              0
                                                                    ---------   ----------------   ----------------
K  Other securities----------------------------------------------               $                  $
                                                                    ---------   ----------------   ----------------
L  Total assets of all series of Registrant                             1       $        854,341   $              0
                                                                                ----------------   ----------------

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  For period ending   12/31/2005
  File number 811-    02143

128. [/] Is the timely payment of principal and interest
         on any of the portfolio securities held by any of
         Registrant's series at the end of the current period
         insured or guaranteed by an entity other than the insurer?
         (Y/N) ----------------------------------------------------    _____
                                                                        Y/N
         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period?
         (Y/N) ----------------------------------------------------    _____
                                                                        Y/N

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
         item 129 derived from insurance or guarantees?
         (Y/N) ---------------------------------------------------     _____
                                                                        Y/N

131. Total expenses incurred by all series of Registrants during the
     current reporting period ($000's omitted) ----------------------   $11,497
                                                                         -------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-    02143        811-  _______   811-  ________   811- ________   811- ________
811-    _______      811-  _______   811-  ________   811- ________   811- ________
811-    _______      811-  _______   811-  ________   811- ________   811- ________
811-    _______      811-  _______   811-  ________   811- ________   811- ________
811-    _______      811-  _______   811-  ________   811- ________   811- ________
811-    _______      811-  _______   811-  ________   811- ________   811- ________
811-    _______      811-  _______   811-  ________   811- ________   811- ________
811-    _______      811-  _______   811-  ________   811- ________   811- ________
811-    _______      811-  _______   811-  ________   811- ________   811- ________
        _______            _______         ________        ________        ________

   For period ending   12/31/2005
   File number 811-    02143

This report is signed on behalf of the registrant in the city of Boston, Massachusetts on the 28th day of February, 2006.

John Hancock Variable Annuity Account U

    /s/ Yiji Starr
    -----------------------------
    By:
    Yiji Starr
    Vice President & CFO Annuities

    /s/ ARNOLD R. BERGMAN
    -----------------------------
    Witness:
    Arnold R. Bergman
    Chief Counsel Annuities